CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Goodwill	$ 7,924,000	$ 0
impairment loss recognised	$ 0	$ 985,000	$ 1,046,000
Discount rate applied to cash flow projections	8.69%	8.56%
Cash outflow for leases	$ 27,577,000	$ 52,621,000
Reversal of impairment	$ 2,000,000	$ 1,707,000	$ 3,557,000
Ships [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Ships [member] | Bottom of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Ships [member] | Top of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful life measured as period of time, property, plant and equipment	30 years
Drybulk carrier [Member] | Bottom of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Decrease in charter rate	0.00%	0.00%
Increase in discount rate	0.00%	0.00%
Drybulk carrier [Member] | Top of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Decrease in charter rate	24.23%	22.57%
Increase in discount rate	76.56%	82.30%
Later than one year and not later than three years [member] | Ships [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Thereafter year [Member] | Ships [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years